Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	R$ 119,554	R$ 177,079	R$ 126,338
Non-current	1,401,904	916,787
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	464,998	329,071
Non-current	853,957	516,768
Paraguay [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	22,570	28,839
Non-current	R$ 275,957	R$ 188,785